Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Time charter, voyage and port terminal revenues	$ 165,625	$ 136,756	$ 112,263
Sales of products	69,063	51,217	26,627
Time charter, voyage and port terminal expenses	(41,680)	(35,410)	(32,428)
Direct vessel expenses	(63,422)	(50,422)	(37,095)
Cost of product sold	(66,757)	(47,073)	(24,246)
Depreciation of vessels, port terminals and other fixed assets, net	(18,180)	(17,729)	(18,020)
Amortization of intangible assets and liabilities, net	(4,436)	(4,486)	(3,111)
Amortization of deferred drydock and special survey costs	(718)	(394)	(270)
General and administrative expenses	(13,662)	(12,210)	(9,115)
Provision for losses on accounts receivable	(492)	(652)	(1,351)
Taxes other than income taxes	(8,934)	(7,921)	(4,821)
Gain on sale of assets	36	52	0
Interest expense and finance cost, net	(17,074)	(4,526)	(4,246)
Interest income	843	298	11
Foreign exchange differences	(645)	(3)	378
Other income, net	669	64	569
Income before income taxes and noncontrolling interest	236	7,561	5,145
Income tax benefit/(expense)	348	(64)	1,654
Net income	584	7,497	6,799
Less: Net income attributable to the noncontrolling interest	(780)	(1,897)	(1,448)
Net (loss)/income attributable to Navios Logistics' stockholders	$ (196)	$ 5,600	$ 5,351
Basic and diluted net (losses)/earnings per share attributable to Navios Logistics' stockholders	$ (0.0098)	$ 0.28	$ 0.2676
Weighted average number of shares , basic and diluted	20,000	20,000	20,000